Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of remuneration to directors and key management personnel
	2017	2016
	$	$
Salaries and other short term employment benefits	2,968	3,847
Share-based payments	2,753	897
Total compensation	5,720	4,744